SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2021	134,533
Granted	270,200	16,014
Exercised
Forfeited
Outstanding at December 31, 2021	404,733	134,533
Exercisable at December 31, 2021	120,048
Weighted-average exercise price
Outstanding at January 1, 2021	$ 4.55
Granted	5.59
Exercised
Forfeited
Outstanding at December 31, 2021	5.24	$ 4.55
Exercisable at December 31, 2021	$ 4.51
Weighted- average remaining contractual life (in months)
Outstanding	96 months
Granted	114 months
Forfeited	105 months
Exercisable at December 31, 2021	92 months
Aggregate intrinsic value
Outstanding	$ 14	$ 108
Exercisable at December 31, 2021	$ 10